REVENUE AND COST OF SALES (Details1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
REVENUE AND COST OF SALES
Production costs	$ 7,304	$ 5,847
Depreciation and depletion	670	459
Total cost	$ 7,974	$ 6,306